Our capital and liquidity - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 890	$ 1,050
Borrowings	12,442	13,001
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	738	$ 558
Liquidity risk | Bridge Facility November 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 7,000
Liquidity risk | Credit Facility Due November 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 7,500
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Weighted average maturity period	11 years	12 years
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	60.00%